Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2014 are:

A$

Less than 1 year	549,193
1 – 3 years	1,155,722
3 – 5 years	755,092
More than 5 years	0

Total minimum lease payments	2,460,007